SHARE-BASED COMPENSATION - Schedule of Options and RSU Grants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	1,662,500
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	1,662,500	870,000
Exercise price range, minimum (in dollars per share)	$ 0.38	$ 1.96
Exercise price range, maximum (in dollars per share)	$ 2.77	$ 2.4
Expiration	10 years	10 years
Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year	1 year
Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU, award amount (in shares)		435,000
Vesting period		4 years